Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Note 15—Property, plant and equipment

2025 € million	Land and buildings	Space segment	Ground segment	Other fixtures & fittings, tools and equipment	Total
Cost
As at 1 January	301	10,830	743	266	12,140
Additions	6	15	52	13	86
Business combinations 1 (Note 4)	370	2,009	498	3	2,880
Disposals	(1)	—	(1)	(8)	(10)
Retirements 2	(48)	(191)	(14)	(10)	(263)
Transfer from assets under construction 3	9	494	87	23	613
Other movements 4	(2)	(1)	5	(2)	—
Impact of currency translation	(14)	(688)	(67)	(20)	(789)
As at 31 December	621	12,468	1,303	265	14,657
Depreciation
As at 1 January	(206)	(8,296)	(497)	(217)	(9,216)
Depreciation	(32)	(667)	(112)	(25)	(836)
Impairment expense	—	(115)	—	—	(115)
Impairment reversal	—	42	—	—	42
Disposals	—	—	—	8	8
Retirements 2	44	186	14	10	254
Impact of currency translation	7	541	43	14	605
As at 31 December	(187)	(8,309)	(552)	(210)	(9,258)

Book value as at 31 December	434	4,159	751	55	5,399

1	Space segment amount comprises satellites of EUR 1,571 million and right-of-use assets of EUR 438 million
2	Satellites retired from service ASTRA 2A and Galaxy-23.

3	Transfers from assets in the course of construction primarily related to the satellites mPOWER 7 and 8.
4	Other movements include transfers between categories

2024 € million	Land and buildings	Space segment	Ground segment	Other fixtures & fittings, tools and equipment	Total
Cost
As at 1 January	281	10,241	767	300	11,589
Additions	2	23	22	8	55
Disposals	—	—	—	(3)	(3)
Retirements 1	(26)	(707)	(128)	(68)	(929)
Transfer from assets under construction	17	950	82	14	1,063
Other movements 2	20	2	(21)	7	8
Impact of currency translation	7	321	21	8	357
As at 31 December	301	10,830	743	266	12,140
Depreciation
As at 1 January	(209)	(7,536)	(564)	(238)	(8,547)
Depreciation	(10)	(557)	(57)	(26)	(650)
Impairment expense	—	(290)	—	—	(290)
Impairment reversal	—	74	—	—	74
Disposals	—	—	—	2	2
Retirements 1	25	707	126	68	926
Transfer of impairment from assets in course of construction (Note 16)	—	(434)	—	—	(434)
Other movements 2	(7)	(2)	15	(15)	(9)
Impact of currency translation	(5)	(258)	(17)	(8)	(288)
As at 31 December	(206)	(8,296)	(497)	(217)	(9,216)

Book value as at 31 December	95	2,534	246	49	2,924

1	Satellites ASTRA 2C, Ciel-2, and NSS-7 were de-orbited in 2024
2	Other movements include presentational adjustments and transfers between categories

2023 € million	Land and buildings	Space segment	Ground Segment	Other fixtures & fittings, tools and equipment	Total
Cost
As at 1 January	300	11,368	902	312	12,882
Additions	—	13	9	5	27
Disposals	(8)	(151)	(3)	(6)	(168)
Retirements 1	(9)	(805)	(154)	(25)	(993)
Transfers from assets under construction	2	8	30	14	54
Impact of currency translation	(4)	(192)	(17)	—	(213)
As at 31 December	281	10,241	767	300	11,589
Depreciation
As at 1 January	(215)	(8,118)	(675)	(244)	(9,252)
Depreciation	(13)	(503)	(57)	(30)	(603)
Impairment expense	—	(56)	—	—	(56)
Impairment reversal	—	30	—	—	30
Disposals	8	151	3	6	168
Retirements 1	9	805	154	25	993
Impact of currency translation	2	155	11	5	173
As at 31 December	(209)	(7,536)	(564)	(238)	(8,547)

Book value as at 31 December	72	2,705	203	62	3,042

1	Sale of AMC-11
2	Satellites ASTRA 1G, ASTRA 2D, AMC-18, AMC-1, AMC-4, and NSS-6 were de-orbited in 2023

The Group’s policy in setting the useful economic life of its satellites is to initially use the satellite design life and then, once sufficient time has passed to allow for initial anomalies to be investigated and future fuel projections to be stabilised, to adjust the depreciation life to take into account factors such as the technical condition of the satellite, its projected remaining fuel life, and replacement or redeployment plans.
The review in 2025 resulted in a revision to the remaining useful economic lives of three GEO satellites, reducing 2025 depreciation expense by EUR 8 million. The corresponding review in 2024 resulted in a revision to the remaining useful economic lives of one GEO satellite but did not have a significant impact on 2024 depreciation expense due to the low net book value of the satellite concerned. The review in 2023 resulted in no revisions to the remaining useful economic lives of any GEO satellites.
As at 31 December 2025 the amount of the property, plant and equipment pledged in relation to Group liabilities was nil (2024: nil
, 2023: nil). For further information related to
right-of-use
assets, see Note
 3
6
.
Impairment of space segment assets
The Group performs an impairment test on space segment assets together with orbital slot rights and ground segment, thus forming individual slot-satellite-ground cash-generating units (‘CGUs’). In 2025 the net impairment expense recorded for space segment assets was EUR
 73
million (2024: EUR
 216
million, 2023: EUR
 26
million), with EUR 115 million of impairment charges (2024: EUR
290
million, 2023: EUR
56
million) being partially offset by EUR
42
million in reversals of previous impairment charges (2024: EUR 74 million, 2023: EUR 30 million).
The charges and reversals are the aggregation of impairment testing procedures on the Group’s slot-satellite-ground CGUs fleet and are caused by changes in the underlying business plans for these assets as compared to the prior year, as well as changes in discount rates compared to the prior year-end.
The following table discloses the applicable amounts and
post-tax
discount rates used in the impairment test for the slot-satellite-ground CGUs subject to impairment charges or reversals during 2025.

€ million	Value-in-use	Discount rate	Satellite impairment	Slot impairment
2025 – Charges	619	7.5% - 8.8%	115	99
2025 – Reversals	496	7.5% - 8.8%	(42)	(26)
2025 – Net Impact			73	73
For 2024, the following table discloses the applicable amounts and post-tax
discount rates used in the impairment test for those geostationary satellites and orbital slot rights subject to impairment charges or reversals during 2024.

€ million	Value-in-use	Discount rate	Satellite impairment	Slot impairment
2024 – GEO charges	750	8.9%	237	93
2024 – GEO reversals	1,005	6.8% - 8.9%	(74)	(186)
2024 – MEO charges	1,419	8.9%	53	—
2024 – Net impact			216	(93)

For 2023, the following table discloses the applicable amounts and pre-tax discount rates used in the impairment test for those geostationary satellites subject to impairment charges or reversals.

€ million	Value-in-use	Discount rate	Satellite impairment
2023 – GEO charges	540	7.1% - 10.5%	56
2023 – GEO reversals	177	10.5%	(30)
2023 – Net impact			26
The impairment charges and reversals recorded reflect updated business assumptions for the satellites through to the end of their useful economic lives. In general, these updated assumptions reflect a combination of revised commercial developments and expectations, updated assessments of the regulatory environment impacting certain assets (and hence the Group’s ability to achieve the forecast commercial exploitation), changes in the competitive environment in which the Group operates, and certain changes in the operation of the satellites (for example the decision to place a particular satellite into inclined orbit, or changes to the timing thereof) or associated ground segment infrastructure.
As part of standard impairment testing procedures, the Group assesses the impact of changes in the discount and growth rates and reductions in cash flows. Discount and growth rates are simulated up to 1% below and above the slot-satellite-ground CGU’s specific rate used in the base valuation and
EBITDA
projections are simulated up to 5% below and above the base valuation. In this way a matrix of valuations is generated, which reveals the potential exposure to impairment expenses based on movements in valuation parameters which are within the range of outcomes foreseeable at the valuation date.
For all slot-satellite-ground CGUs taken together, the most recent testing showed that a 1% decrease in the
perpetual
growth rates would increase the impairment by EUR 13 million. A 1% increase in the after-tax
discount rate would increase the impairment by EUR 34 million. Taken together, a 1% increase in the after-tax
discount rate and a 1% decrease in the declining growth rates would increase the impairment by EUR 78 million. Taken separately from changes in discount and declining growth rates, a 5% reduction in
EBITDA
would increase the impairment by EUR 52 million.